Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Hedges:
Gains/(losses) taken to equity	$ (104)	$ 10	$ (29)
(Gains)/losses transferred to the income statement	118	(15)	45
Others			(11)
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	14	(5)	5
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	3	(13)	7
Income tax credit/(charge) relating to items that will not be reclassified to the income statement	3	(13)	7
Total income tax credit/(charge) relating to components of other comprehensive income	$ 17	$ (18)	$ 12